Other Current Liabilities	12 Months Ended
May 26, 2013
Liabilities, Current [Abstract]
Other Current Liabilities
OTHER CURRENT LIABILITIES
The components of other current liabilities are as follows:

(in millions)	May 26, 2013	May 27, 2012
Non-qualified deferred compensation plan	$224.3	$201.4
Sales and other taxes	74.3	60.6
Insurance-related	40.8	35.2
Employee benefits	44.7	59.7
Derivative liabilities	2.2	45.3
Accrued interest	17.7	15.6
Miscellaneous	46.3	36.6
Total other current liabilities	$450.3	$454.4